Business Segment and Geographical Information (Tables)	3 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended
	March 31, 2023	March 31, 2022
	(in thousands)
Ireland	$511,834	$367,359
Rest of Europe	414,223	456,064
U.S.	844,404	970,629
Rest of World	208,117	107,712

Total	$1,978,578	$1,901,764

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	March 31, 2023	March 31, 2022
	(in thousands)
Ireland *	$51,327	$9,874
Rest of Europe	59,766	59,509
U.S.	88,089	60,468
Rest of World	17,607	40,488

Total	$216,789	$170,339
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger.
Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	March 31, 2023	December 31, 2022
	(in thousands)
Ireland	$145,150	$143,025
Rest of Europe	101,994	99,721
U.S.	203,459	213,311
Rest of World	47,998	48,095

Total	$498,601	$504,152